Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Investments Classified as Amortized Cost

The following is a detail of such investments:

	2018		2017
Fixed rate
Government debt securities
Acquisition cost	Ps.	—	Ps.	1,934
Accrued interest		—		—
Corporate debt securities
Acquisition cost		906		222
Accrued interest		4		4

Total fixed rate		910		2,160

Variable rate
Government debt securities
Acquisition cost		8,660		—
Accrued interest		28		—
Corporate debt securities
Acquisition cost		21,259		—
Accrued interest		67		—
Total variable rate		30,014		—

Total investments	Ps.	30,924	Ps.	2,160